Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Accrued expenses and other current liabilities	$ 451,158.8	$ 13,759.0	$ 296,667.9
Long-term bank loans	31,824.4	$ 970.5	4,383.0
Total non-derivative and derivative financial instruments	1,991,005.8		1,848,565.1
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities-bank loans			27,290.4
Accounts payable (including related parties)	74,226.6		57,293.1
Payables to contractors and equipment suppliers	192,635.2		171,484.6
Accrued expenses and other current liabilities	358,165.7		241,118.9
Bonds payable	1,196,693.3		1,135,842.9
Long-term bank loans	35,406.7		6,845.4
Lease liabilities (including those classified under accrued expenses and other current liabilities)	34,887.8		34,847.2
Others	98,716.6		174,400.2
Non-derivative financial liabilities	1,990,731.9		1,849,122.7
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	109,525.4		64,826.4
Inflows	(109,251.5)		(65,384.0)
Derivative financial instruments	273.9		(557.6)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	708,180.9		527,072.8
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities-bank loans			27,290.4
Accounts payable (including related parties)	74,226.6		57,293.1
Payables to contractors and equipment suppliers	192,635.2		171,484.6
Accrued expenses and other current liabilities	358,165.7		241,118.9
Bonds payable	76,460.8		24,890.5
Long-term bank loans	2,935.2		2,371.3
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,483.5		3,181.6
Non-derivative financial liabilities	707,907.0		527,630.4
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	109,525.4		64,826.4
Inflows	(109,251.5)		(65,384.0)
Derivative financial instruments	273.9		(557.6)
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	430,290.7		398,388.6
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	335,240.8		224,062.9
Long-term bank loans	2,275.6		3,889.0
Lease liabilities (including those classified under accrued expenses and other current liabilities)	5,794.8		5,248.3
Others	86,979.5		165,188.4
Non-derivative financial liabilities	430,290.7		398,388.6
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	240,997.8		315,076.4
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	197,389.1		303,525.3
Long-term bank loans	27,044.8		585.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	4,826.8		4,662.9
Others	11,737.1		6,303.1
Non-derivative financial liabilities	240,997.8		315,076.4
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	611,536.4		608,027.3
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	587,602.6		583,364.2
Long-term bank loans	3,151.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	20,782.7		21,754.4
Others			2,908.7
Non-derivative financial liabilities	$ 611,536.4		$ 608,027.3